FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of financial assets

	December 31, 2021	December 31, 2020
	$	$
Assets:
Measured at amortized cost (i)	7,212	4,547
Liabilities:
Amortized cost (ii)	10,284	17,084
Fair value through P&L (iii)	4,602	—

Disclosure of financial liabilities

	Carrying Amount	Contractual Cash Flows	Within 1 year	1 to 2 years	2 to 3 years	3 to 6 years
	$	$	$	$	$	$
At December 31, 2021
Accounts payable	7,517	(7,915)	(7,915)	—	—	—
Current debt facilities	7,143	(8,774)	(8,774)	—	—	—
Other long-term liabilities	226	(230)	(137)	(49)	(15)	(29)

Total	14,886	(16,919)	(16,826)	(49)	(15)	(29)

Disclosure of CAD dollar foreign currency balance sheet exposure

		2021
		$
Net Canadian dollar monetary asset (liability)	CAD thousands	3,822
Net US dollar monetary asset (liability)	USD thousands	(2,893)